Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul. 01, 2018
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN TAX AWARE FUNDS

JPMorgan Tax Aware High Income Fund

(All Shares Classes)

(a series of JPMorgan Trust I)

Supplement dated August 16, 2018

to the Prospectus, Summary Prospectus and Statement of Additional Information

dated July 1, 2018

IMPORTANT NOTICE REGARDING CHANGE IN NAME, INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES

At its August 2018 meeting, the Board of Trustees (“Board”) approved changes to the JPMorgan Tax Aware High Income Fund (the “Fund”), including changing: (i) the name of the Fund; (ii) the Fund’s investment objective; and (iii) the Fund’s investment strategies and risks. In connection with the changes to the Fund’s name and strategy, the Board also approved adopting the Fund’s new fundamental policy to invest 80% of its assets in municipal securities, the income from which is exempt from federal income tax.

These changes will become effective on or about November 1, 2018 (the “Effective Date”). On the Effective Date, a new prospectus (the “New Prospectus”) will replace the existing prospectus for the Fund. You should refer to the New Prospectus for the Fund, when available. Please note that the New Prospectus reflecting the changes for the Fund is not yet effective and that the information in this supplement may be changed at any time prior to the Effective Date. The following is a brief summary of some of the changes that are anticipated to take effect on or after the Effective Date (please refer to the New Prospectus, once available, for a more complete discussion of the Fund’s strategies and risks after the Effective Date):

Name Change and Addition of an 80% Policy

On the Effective Date, the Fund’s name will change to the JPMorgan High Yield Municipal Fund. As a result of the name change and strategy change (discussed below), the Fund will adopt an 80% Policy (the “New 80% Policy”). The New 80% Policy will be fundamental (meaning that it cannot be changed without the consent of a majority of the outstanding shares of the Fund) and will be as follows:

Under normal circumstances, the Fund will invest at least 80% of its Assets in municipal securities, the income from which is exempt from federal income tax.

Change in Investment Objective

Currently, the Fund has the following non-fundamental investment objective:

The Fund seeks to provide a high level of after-tax income from a portfolio of fixed income investments.

On the Effective Date, the Fund’s investment objective will be replaced with the following new non-fundamental investment objective:

The Fund seeks a high level of current income exempt from federal income taxes.

Strategy Changes and Risks

Under its current strategy (the “Current Strategy”), the Fund seeks to pursue a tax aware investing strategy by attempting to achieve high after-tax returns for shareholders by balancing investment considerations and tax considerations. In implementing its strategy, the Fund invests in a portfolio of municipal bonds (including housing authority mortgage securities, fixed and floating rate municipal securities representing an interest in or secured by residential mortgage loans, and high yield, high risk municipal securities (also known as junk bonds), municipal inverse floaters, high yield, high risk taxable securities, and non-investment grade loan assignments and participations (such securities are also known as junk bonds)).

Under the new strategy (the “New Strategy”), the Fund will, under normal circumstances, invest at least 80% of its Assets in municipal securities, the income from which is exempt from federal income tax. This will be a fundamental policy. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes. Under the New Strategy, the municipal securities in which the Fund will invest will be those issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities and other groups with the authority to act for the municipalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities may include, but are not limited to, variable rate demand obligations, short-term municipal notes, municipal bonds, tax exempt commercial paper, private activity and industrial development bonds, tax anticipation notes, and participations in pools of municipal securities. Municipal securities also include instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal securities, such as tender option bonds and participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax. Additionally, municipal securities will include all other instruments that directly or indirectly provide economic exposure to income which is derived from municipalities. Under the New Strategy, the Fund will have the ability to invest up to 100% of the Fund’s total assets in below investment grade or unrated securities. Such securities are also known as “junk bonds,” “high yield bonds” and “non-investment grade bonds.” Under normal market conditions, the Fund intends to invest a significant portion of its Assets in securities rated BBB/BB by Standard & Poor’s Corporation (S&P) and Fitch Ratings (Fitch), Baa/Ba by Moody’s Investor Service, Inc. (Moody’s) or unrated securities that the adviser deems to be of equivalent quality.

The Fund will invest in municipal securities of any maturity. The following summary compares the Current Strategy and New Strategy including certain percentage limitations that will apply under the New Strategy (the “Percentage Limitations”). The Fund does not anticipate needing to significantly reposition its portfolio as it migrates to the new investment strategy. The Fund anticipates compliance with the Percentage Limitations on the Effective Date under normal market conditions.

Current Strategy	New Strategy
Tax Aware Strategy — The Fund seeks to pursue a tax aware investing strategy by attempting to achieve high after-tax returns for shareholders by balancing investment considerations and tax considerations.	High Yield Municipal Strategy — Under normal circumstances, the Fund will invest at least 80% of its Assets in municipal securities, the income from which is exempt from federal income tax and may invest up to 100% of its total assets in securities rated below investment grade (junk bonds) or that are unrated but deemed by the adviser to be of comparable quality.
Credit Quality — The Fund may invest up to 35% of the Fund’s total assets in below investment grade securities or unrated securities that JPMIM deems to be of equivalent quality.	Credit Quality — The Fund may invest up to 100% of the Fund’s total assets in below investment grade securities (junk bonds) or unrated securities that JPMIM deems to be of equivalent quality. Under normal market conditions, the Fund intends to invest a significant portion of its Assets in securities rated BBB/BB by Standard & Poor’s Corporation (S&P) and Fitch Ratings (Fitch), Baa/Ba by Moody’s Investor Service, Inc. (Moody’s) or unrated securities that the adviser deems to be of equivalent quality.
Principal Investment Types — The Fund invests in a portfolio of municipal bonds (including housing authority mortgage securities, fixed and floating rate municipal securities representing an interest in or secured by residential mortgage loans, and high yield, high risk municipal securities (also known as junk bonds), municipal inverse floaters, high yield, high risk taxable securities, and non-investment grade loan assignments and participations (such securities are also known as junk bonds)).	Principal Investment Types — The municipal securities in which the Fund will invest will be those issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities and other groups with the authority to act for the municipalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities may include, but are not limited to, variable rate demand obligations, short-term municipal notes, municipal bonds, tax exempt commercial paper, private activity and industrial development bonds, tax anticipation notes, and participations in pools of municipal securities. Municipal securities also include instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal securities, such as tender option bonds and participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

Additionally, municipal securities will include all other instruments that directly or indirectly provide economic exposure to income which is derived from municipalities. The Fund will also have the ability to invest up to 100% of the Fund’s total assets in below investment grade or unrated securities. Such securities are also known as “junk bonds,” “high yield bonds” and “non-investment grade bonds.” Under normal market conditions, the Fund intends to invest a significant portion of its Assets in securities rated BBB/BB by Standard & Poor’s Corporation (S&P) and Fitch Ratings (Fitch), Baa/Ba by Moody’s Investor Service, Inc. (Moody’s) or unrated securities that the adviser deems to be of equivalent quality.
Closed-End Funds — The Fund may also invest in common shares or preferred shares of unaffiliated closed-end funds. The Fund generally will limit its investments in a single closed-end fund to 5% of its total assets and in all registered investment companies including closed-end funds (other than money market funds) to 10% of its total assets.
ETFs — The Fund may invest in shares of exchange-traded funds (ETFs). The ETFs in which the Fund may invest include registered investment companies that seek to track the performance of a particular market index or security. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries. Ordinarily, the Fund must limit its investments in any single ETF to 5% of its total assets and in all ETFs and other investment companies to 10% of its total assets. However, the Securities and Exchange Commission (SEC) has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations. If the Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs, although ordinarily the Fund will limit its investments to no more than 10% of its total assets in a single ETF.
U.S. Treasury Securities — The Fund may invest in obligations of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates. The interest on these securities may be exempt from state and local income taxes.

Main Risks	Current Strategy	New Strategy
Municipal Obligations Risk	X	X
Interest Rate Risk	X	X
Credit Risk	X	X
Alternative Minimum Tax Risk	X	X
Debt Securities and Other Callable Securities Risk	X	X
Taxability Risk	X	X
Zero-Coupon Bond Risk	X	X
Transactions Risk	X	X
Industry and Sector Focus Risk	X	X
General Market Risk	X	X
High Yield Securities Risk	X	X
Inverse Floater Risk	X	X
Tax Aware Investing Risk	X
Loans Risk	X
Mortgage-Related and Other Asset-Backed Securities Risk	X
Floating and Variable Rate Securities Risk		X
Structured Product Risk		X
Restricted Securities Risk		X
Auction Rate Securities Risk		X
ETF and Investment Company Risk		X
Government Securities Risk		X

The following summarizes the additional main risks under the New Strategy:

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counter-party risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.

Restricted Securities Risk. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Restricted securities include private placement securities that have not been registered under the applicable securities laws, such as Rule 144A securities, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S. Private placements are generally subject to strict restrictions on resale. Restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid. The Fund may be unable to sell a restricted security on short notice or may be able to sell them only at a price below current value. It may be more difficult to determine a market value for a restricted security. Also, a Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material non-public information about the issuer, the Fund may as a result be unable to sell the securities. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses.

Auction Rate Securities Risk. The auction rate municipal securities the Fund will purchase will typically have a long-term nominal maturity for which the interest rate is regularly reset through a “Dutch” auction. The interest rate set by the auction is the lowest interest rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is a risk that an auction will fail due to insufficient demand for the securities, which may adversely affect the liquidity and price of auction rate securities. Moreover, between auctions, there may be no secondary market for these securities, and sales conducted on a secondary market may not be on terms favorable to the seller. Thus, with respect to liquidity and price stability, auction rate securities may differ substantially from cash equivalents, notwithstanding the frequency of auctions and the credit quality of the security.

ETF and Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The price movement of an ETF or closed end fund designed to track an index may not track the index and may result in a loss. In addition, ETFs and closed-end investment companies may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. If the Fund invests in closed-end investment companies, it may incur added expenses such as additional management fees and trading costs.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (“GSEs”). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS, SUMMARY PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Tax Aware High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN TAX AWARE FUNDS

JPMorgan Tax Aware High Income Fund

(All Shares Classes)

(a series of JPMorgan Trust I)

Supplement dated August 16, 2018

to the Prospectus, Summary Prospectus and Statement of Additional Information

dated July 1, 2018

IMPORTANT NOTICE REGARDING CHANGE IN NAME, INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES

At its August 2018 meeting, the Board of Trustees (“Board”) approved changes to the JPMorgan Tax Aware High Income Fund (the “Fund”), including changing: (i) the name of the Fund; (ii) the Fund’s investment objective; and (iii) the Fund’s investment strategies and risks. In connection with the changes to the Fund’s name and strategy, the Board also approved adopting the Fund’s new fundamental policy to invest 80% of its assets in municipal securities, the income from which is exempt from federal income tax.

These changes will become effective on or about November 1, 2018 (the “Effective Date”). On the Effective Date, a new prospectus (the “New Prospectus”) will replace the existing prospectus for the Fund. You should refer to the New Prospectus for the Fund, when available. Please note that the New Prospectus reflecting the changes for the Fund is not yet effective and that the information in this supplement may be changed at any time prior to the Effective Date. The following is a brief summary of some of the changes that are anticipated to take effect on or after the Effective Date (please refer to the New Prospectus, once available, for a more complete discussion of the Fund’s strategies and risks after the Effective Date):

Name Change and Addition of an 80% Policy

On the Effective Date, the Fund’s name will change to the JPMorgan High Yield Municipal Fund. As a result of the name change and strategy change (discussed below), the Fund will adopt an 80% Policy (the “New 80% Policy”). The New 80% Policy will be fundamental (meaning that it cannot be changed without the consent of a majority of the outstanding shares of the Fund) and will be as follows:

Under normal circumstances, the Fund will invest at least 80% of its Assets in municipal securities, the income from which is exempt from federal income tax.

Change in Investment Objective

Currently, the Fund has the following non-fundamental investment objective:

The Fund seeks to provide a high level of after-tax income from a portfolio of fixed income investments.

On the Effective Date, the Fund’s investment objective will be replaced with the following new non-fundamental investment objective:

The Fund seeks a high level of current income exempt from federal income taxes.

Strategy Changes and Risks

Under its current strategy (the “Current Strategy”), the Fund seeks to pursue a tax aware investing strategy by attempting to achieve high after-tax returns for shareholders by balancing investment considerations and tax considerations. In implementing its strategy, the Fund invests in a portfolio of municipal bonds (including housing authority mortgage securities, fixed and floating rate municipal securities representing an interest in or secured by residential mortgage loans, and high yield, high risk municipal securities (also known as junk bonds), municipal inverse floaters, high yield, high risk taxable securities, and non-investment grade loan assignments and participations (such securities are also known as junk bonds)).

Under the new strategy (the “New Strategy”), the Fund will, under normal circumstances, invest at least 80% of its Assets in municipal securities, the income from which is exempt from federal income tax. This will be a fundamental policy. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes. Under the New Strategy, the municipal securities in which the Fund will invest will be those issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities and other groups with the authority to act for the municipalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities may include, but are not limited to, variable rate demand obligations, short-term municipal notes, municipal bonds, tax exempt commercial paper, private activity and industrial development bonds, tax anticipation notes, and participations in pools of municipal securities. Municipal securities also include instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal securities, such as tender option bonds and participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax. Additionally, municipal securities will include all other instruments that directly or indirectly provide economic exposure to income which is derived from municipalities. Under the New Strategy, the Fund will have the ability to invest up to 100% of the Fund’s total assets in below investment grade or unrated securities. Such securities are also known as “junk bonds,” “high yield bonds” and “non-investment grade bonds.” Under normal market conditions, the Fund intends to invest a significant portion of its Assets in securities rated BBB/BB by Standard & Poor’s Corporation (S&P) and Fitch Ratings (Fitch), Baa/Ba by Moody’s Investor Service, Inc. (Moody’s) or unrated securities that the adviser deems to be of equivalent quality.

The Fund will invest in municipal securities of any maturity. The following summary compares the Current Strategy and New Strategy including certain percentage limitations that will apply under the New Strategy (the “Percentage Limitations”). The Fund does not anticipate needing to significantly reposition its portfolio as it migrates to the new investment strategy. The Fund anticipates compliance with the Percentage Limitations on the Effective Date under normal market conditions.

Current Strategy	New Strategy
Tax Aware Strategy — The Fund seeks to pursue a tax aware investing strategy by attempting to achieve high after-tax returns for shareholders by balancing investment considerations and tax considerations.	High Yield Municipal Strategy — Under normal circumstances, the Fund will invest at least 80% of its Assets in municipal securities, the income from which is exempt from federal income tax and may invest up to 100% of its total assets in securities rated below investment grade (junk bonds) or that are unrated but deemed by the adviser to be of comparable quality.
Credit Quality — The Fund may invest up to 35% of the Fund’s total assets in below investment grade securities or unrated securities that JPMIM deems to be of equivalent quality.	Credit Quality — The Fund may invest up to 100% of the Fund’s total assets in below investment grade securities (junk bonds) or unrated securities that JPMIM deems to be of equivalent quality. Under normal market conditions, the Fund intends to invest a significant portion of its Assets in securities rated BBB/BB by Standard & Poor’s Corporation (S&P) and Fitch Ratings (Fitch), Baa/Ba by Moody’s Investor Service, Inc. (Moody’s) or unrated securities that the adviser deems to be of equivalent quality.
Principal Investment Types — The Fund invests in a portfolio of municipal bonds (including housing authority mortgage securities, fixed and floating rate municipal securities representing an interest in or secured by residential mortgage loans, and high yield, high risk municipal securities (also known as junk bonds), municipal inverse floaters, high yield, high risk taxable securities, and non-investment grade loan assignments and participations (such securities are also known as junk bonds)).	Principal Investment Types — The municipal securities in which the Fund will invest will be those issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities and other groups with the authority to act for the municipalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities may include, but are not limited to, variable rate demand obligations, short-term municipal notes, municipal bonds, tax exempt commercial paper, private activity and industrial development bonds, tax anticipation notes, and participations in pools of municipal securities. Municipal securities also include instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal securities, such as tender option bonds and participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

Additionally, municipal securities will include all other instruments that directly or indirectly provide economic exposure to income which is derived from municipalities. The Fund will also have the ability to invest up to 100% of the Fund’s total assets in below investment grade or unrated securities. Such securities are also known as “junk bonds,” “high yield bonds” and “non-investment grade bonds.” Under normal market conditions, the Fund intends to invest a significant portion of its Assets in securities rated BBB/BB by Standard & Poor’s Corporation (S&P) and Fitch Ratings (Fitch), Baa/Ba by Moody’s Investor Service, Inc. (Moody’s) or unrated securities that the adviser deems to be of equivalent quality.
Closed-End Funds — The Fund may also invest in common shares or preferred shares of unaffiliated closed-end funds. The Fund generally will limit its investments in a single closed-end fund to 5% of its total assets and in all registered investment companies including closed-end funds (other than money market funds) to 10% of its total assets.
ETFs — The Fund may invest in shares of exchange-traded funds (ETFs). The ETFs in which the Fund may invest include registered investment companies that seek to track the performance of a particular market index or security. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries. Ordinarily, the Fund must limit its investments in any single ETF to 5% of its total assets and in all ETFs and other investment companies to 10% of its total assets. However, the Securities and Exchange Commission (SEC) has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations. If the Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs, although ordinarily the Fund will limit its investments to no more than 10% of its total assets in a single ETF.
U.S. Treasury Securities — The Fund may invest in obligations of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates. The interest on these securities may be exempt from state and local income taxes.

Main Risks	Current Strategy	New Strategy
Municipal Obligations Risk	X	X
Interest Rate Risk	X	X
Credit Risk	X	X
Alternative Minimum Tax Risk	X	X
Debt Securities and Other Callable Securities Risk	X	X
Taxability Risk	X	X
Zero-Coupon Bond Risk	X	X
Transactions Risk	X	X
Industry and Sector Focus Risk	X	X
General Market Risk	X	X
High Yield Securities Risk	X	X
Inverse Floater Risk	X	X
Tax Aware Investing Risk	X
Loans Risk	X
Mortgage-Related and Other Asset-Backed Securities Risk	X
Floating and Variable Rate Securities Risk		X
Structured Product Risk		X
Restricted Securities Risk		X
Auction Rate Securities Risk		X
ETF and Investment Company Risk		X
Government Securities Risk		X

The following summarizes the additional main risks under the New Strategy:

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counter-party risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.

Restricted Securities Risk. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Restricted securities include private placement securities that have not been registered under the applicable securities laws, such as Rule 144A securities, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S. Private placements are generally subject to strict restrictions on resale. Restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid. The Fund may be unable to sell a restricted security on short notice or may be able to sell them only at a price below current value. It may be more difficult to determine a market value for a restricted security. Also, a Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material non-public information about the issuer, the Fund may as a result be unable to sell the securities. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses.

Auction Rate Securities Risk. The auction rate municipal securities the Fund will purchase will typically have a long-term nominal maturity for which the interest rate is regularly reset through a “Dutch” auction. The interest rate set by the auction is the lowest interest rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is a risk that an auction will fail due to insufficient demand for the securities, which may adversely affect the liquidity and price of auction rate securities. Moreover, between auctions, there may be no secondary market for these securities, and sales conducted on a secondary market may not be on terms favorable to the seller. Thus, with respect to liquidity and price stability, auction rate securities may differ substantially from cash equivalents, notwithstanding the frequency of auctions and the credit quality of the security.

ETF and Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The price movement of an ETF or closed end fund designed to track an index may not track the index and may result in a loss. In addition, ETFs and closed-end investment companies may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. If the Fund invests in closed-end investment companies, it may incur added expenses such as additional management fees and trading costs.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (“GSEs”). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS, SUMMARY PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE